Income taxes and deferred taxes - Deferred tax by nature (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income taxes and deferred taxes
Deferred tax assets	€ 76	€ 56
Deferred tax liabilities	(19)	(9)
Netting by tax entity	0	0
Unrecognized deferred tax assets	(56,551)	(41,841)
Deferred tax asset (liabilities)	57	47
Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	76	56
Netting by tax entity	(1,630)	(897)
Unrecognized deferred tax assets	(56,551)	(41,841)
Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(19)	(9)
Netting by tax entity	1,630	897
Unrecognized deferred tax assets	0	0
Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	56,608	41,888
Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	58,257	42,794
Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(1,649)	(906)
Intangible assets [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	1,242	1,064
Intangible assets [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	1,242	1,064
Intangible assets [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	0
Property, Plant and equipment. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	(7)	6
Property, Plant and equipment. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	9	6
Property, Plant and equipment. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(16)
Right of use assets. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	(760)	(805)
Right of use assets. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	0	0
Right of use assets. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(760)	(805)
Other current assets. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	5	(71)
Other current assets. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	5
Other current assets. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities		(71)
Financial debt (Recoverable Cash Advances and Derivatives) [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	1,252	1,948
Financial debt (Recoverable Cash Advances and Derivatives) [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	2,057	1,948
Financial debt (Recoverable Cash Advances and Derivatives) [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(805)
Lease liabilities. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	796	839
Lease liabilities. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	796	839
Lease liabilities. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	0	0
Retirement Benefit Obligations [Member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)		2
Retirement Benefit Obligations [Member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets		2
other current liabilities. [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	8	19
other current liabilities. [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	48	49
other current liabilities. [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(40)	(30)
Other non-current assets [Member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	(28)
Other non-current assets [Member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	(28)
Tax-losses carried forward [member] | Gross Carrying Amount [Member]
Income taxes and deferred taxes
Deferred tax asset (liabilities)	54,100	38,886
Tax-losses carried forward [member] | Gross Carrying Amount [Member] | Deferred tax asset [Member]
Income taxes and deferred taxes
Deferred tax assets	54,100	38,886
Tax-losses carried forward [member] | Gross Carrying Amount [Member] | Deferred tax liability [Member]
Income taxes and deferred taxes
Deferred tax liabilities	€ 0	€ 0